Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

December 21, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Leatherback Long/Short Absolute Return ETF and the Leatherback Long/Short Alternative Yield ETF (each, a “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information for each Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 20, 2023, and filed electronically as Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A on December 19, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC